BASIS OF PREPARATION OF THESE CONSOLIDATED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2018
Corporate Information And Statement Of IFRS Compliance [Abstract]
BASIS OF PREPARATION OF THESE CONSOLIDATED FINANCIAL STATEMENTS
BASIS OF PREPARATION OF THESE CONSOLIDATED FINANCIAL STATEMENTS

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board ("IASB"). These consolidated financial statements are presented in thousands of United States dollars ("U.S. dollars") and have been prepared under the historical cost convention except as disclosed in the accounting policies below.

2.1 – Application of new and revised International Financial Reporting Standards

•	Adoption of new and revised standards

The Company has adopted all of the new and revised standards and interpretations issued by the IASB that are relevant to its operations and that are mandatorily effective at December 31, 2018. The impact of the new and revised standards and interpretations mentioned on these consolidated financial statements is described as follows.

The Company has initially adopted IFRS 9 Financial Instruments and IFRS 15 Revenue from Contracts with Customers from January 1, 2018. The impact of the adoption of other standards and interpretations issued by the IASB that are mandatorily effective at December 31, 2018 is not material and consequently is not described.

IFRS 9 Financial Instruments

IFRS 9 sets out requirements for recognizing and measuring financial assets, financial liabilities and some contracts to buy or sell non-financial items. This standard replaces IAS 39 Financial instruments: Recognition and Measurement. IFRS 9 largely retains the existing requirements in IAS 39 for the classification and measurement of financial liabilities. However, it eliminates the previous IAS 39 categories for financial assets of held to maturity, loans and receivables and available for sale. The adoption of IFRS 9 has not had a significant effect on the Company's accounting policies related to financial liabilities. The impact of IFRS 9 on the classification and measurement of financial assets is set out below.

Under IFRS 9, on initial recognition, a financial asset is classified as measured at: amortised cost; Fair Value through Other Comprehensive Income (FVOCI); or Fair Value through Profit or Loss (FVTPL). The classification of financial assets under IFRS 9 is generally based on the business model in which a financial asset is managed and its contractual cash flow characteristics.

A financial asset is measured at amortised cost if both of the following conditions are met and is not designated as at FVTPL:

1) it is held within a business model whose objective is to hold financial assets in order to collect contractual cash flows; and
2) its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

A financial asset is measured at FVOCI if both of the following conditions are met and is not designated as at FVTPL:

1) it is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets; and
2) its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

All financial assets not classified as measured at amortised cost or FVOCI as described above, are measured at FVTPL.

The following table explains the original measurement categories under IAS 39 and the new measurement categories under IFRS 9 for each class of the Company's financial asset as at January 1, 2018.

	Original classification under IAS 39	New classification under IFRS 9
Cash and cash equivalents	Loans and receivables	Amortised cost
Trade receivables	Loans and receivables	Amortised cost
Other receivables	Loans and receivables	Amortised cost
Investments
Mutual funds	Held for trading	FVTPL
LEBACs (1)	Available for sale	FVOCI
Other financial assets
Foreign exchange forwards and future contracts	Held for trading	FVTPL
Financial assets related to business combinations	FVTPL	FVTPL
Convertible notes	Loans and receivables	Amortised cost
Call option on minority interest	FVTPL	FVTPL

(1) LEBACs were initially classified as held-to-maturity investments (HTM). Under IAS 39, HTM were measured at amortised cost using the effective interest method, less any impairment. However, during December, 2015, the Company sold some of those LEBACs and consequently, changed the classification of the remaining LEBACs to Available-for-sale investments, since it was not permitted to classify investments as held-to-maturity in accordance with IAS 39. Changes in the carrying amount of AFS financial assets relating to changes in foreign currency rates, interest income calculated using the effective interest method were recognised in profit or loss. Other changes in the carrying amount of AFS financial assets were recognized in other comprehensive income. Consequently, under IFRS 9 LEBACs continue to be measured on the same basis than it was under IAS 39.

All financial assets and financial liabilities continue to be measured on the same basis as is previously adopted under IAS 39.

Additionally, IFRS 9 replaces the 'incurred loss' model in IAS 39, with an 'expected credit loss' model. The new impairment model applies to financial assets measured at amortised cost, contract assets and debt investments at FVOCI, but not to investments in equity instruments. Under IFRS 9, credit losses are recognised earlier than under IAS 39. The Company's financial assets that are subject to IFRS 9's new expected credit loss model are: cash and cash equivalents, trade receivables, other receivables, convertible notes and other financial assets related to business combinations. However, the change in the impairment methodology under IFRS 9 did not have a material impact on the Company's consolidated financial statements. Impairment losses related to trade and other receivables are presented separately in the statement of profit or loss. As a result, for the years ended December 31, 2017 and 2016, the Company reclassified an impairment gain that amounted to 5 and a loss of 928, respectively, recognised under IAS 39, from Selling, general and administrative expenses and an impairment loss of 1,586 as of December 31, 2017 from Impairment of tax credits, to Net impairment (losses) gain on financial assets in the statement of profit or loss and other comprehensive income.

IFRS 15 Revenue from Contracts with Customers

IFRS 15 establishes a comprehensive framework for determining whether, how much and when revenue is recognised. It replaced IAS 18 Revenue, IAS 11 Construction Contracts and related interpretations. The Company has adopted IFRS 15 using the cumulative effect method (without practical expedients) with the effect of initially applying this standard recognised at the date of initial application, however, as per the management of the Company's assessment, no effect had to be recognised at January 1, 2018. The details of the new significant accounting policies and the nature of the changes to previous accounting policies in relation to the Company's services are set out below.

Under IFRS 15, an entity recognises revenue when or as performance obligation is satisfied, i.e. when control of the goods or services underlying the particular performance obligation is transferred to the customer. Far more prescriptive guidance has been added in IFRS 15 to deal with specific scenarios. Furthermore, extensive disclosures are required by IFRS 15.

The Company’s services are mainly performed under both time-and-material and fixed-price contracts. For revenues generated under time-and-material contracts, revenues are recognised as services are performed with the corresponding cost of providing those services reflected as cost of revenues when incurred. The majority of such revenues are billed on an hourly, daily or monthly basis whereby actual time is charged directly to the client. The Company's performance obligations are the hours performed. The Company has assessed that these performance obligations are satisfied over time and that the method currently used to measure the progress towards complete satisfaction of these performance obligations continue to be appropriate under IFRS 15.

The Company recognises revenues from fixed-price contracts in the accounting periods in which services are rendered as described in note 3.3. The Company has assessed that these performance obligations are satisfied over time, applying the input or output methods depending on the nature of the project and the agreement with the customer, recognizing revenue on the basis of the Company’s efforts to the satisfaction of the performance obligation relative to the total expected inputs to the satisfaction of the performance obligation, or recognizing revenue on the basis of direct measurements of the value to the customer of the services transferred to date relative to the remaining services promised under the contract, respectively. Each method is applied according to the characteristics of each contract and client. Accordingly, the methods used to measure the progress towards complete satisfaction of these performance obligations are appropriate under IFRS 15.

•	New accounting pronouncements

The Company has not applied the following new and revised IFRSs that have been issued but are not yet mandatorily effective:

IFRS 16                          Leases[1]
IFRIC 23              Uncertainty over Income Tax Treatments[3]
Amendments to IFRS 10 and IAS 28         Sale or Contribution of Assets between an Investor and its
        Associate or Joint Venture[2]
Amendment to IAS 28                   Long-term Interests in Associates and Joint Ventures[3]
Amendment to IFRS 9                 Prepayment Features with Negative Compensation[3]
Amendments to IFRS 3 and 11 and IAS 12 and 23    Annual improvements 2015-2017 Cycle[4]
Amendments to IAS 19                Plan Amendment, Curtailment or Settlement[3]
Amendments to References to the Conceptual Framework in IFRS Standards[4]
Amendment to IFRS 3                 Definition of a business[5]
Amendment to IAS 1 and IAS 8             Definition of material[6]

[1] Effective for annual periods beginning on or after January 1, 2019. Early adoption is permitted if IFRS 15 has also been applied.
[2] Effective date deferred indefinitely.
[3] Effective for annual periods beginning on or after January 1, 2019. Early adoption is permitted.
[4] Effective for annual periods beginning on or after January 1, 2019.
[5] Effective for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after January 1, 2020 and to asset acquisitions that occur on or after the beginning of that period. Earlier application is permitted.
[6] Effective for annual reporting periods beginning on or after January 1, 2020. Earlier application is permitted.

•
On January 13, 2016, the IASB issued the IFRS 16 which specifies how an IFRS reporter will recognize, measure, present and disclose leases. The standard provides a single lessee accounting model, with the distinction between operating and finance leases removed, requiring lessees to recognize assets and liabilities for all leases unless the lease term is 12 months or less or the underlying asset has a low value to be accounted for by simply recognizing an expense, typically straight line, over the lease term. Lessors continue to classify leases as operating or finance, with IFRS 16's approach to lessor accounting substantially unchanged from its predecessor, IAS 17. IFRS 16 supersedes IAS 17 and related interpretations. Furthermore, extensive disclosures are required by IFRS 16. As of December 31, 2018, the Company has non–cancellable operating lease commitments of $55,222 for office space and office equipment. IAS 17 does not require the recognition of any right-of-use or liability for future payments for these leases; instead, certain information is disclosed as operating lease commitment in note 27. If these arrangements meet the definition of a lease under IFRS 16, the Company will recognize a right–of–use asset and a liability in respect of them unless they qualify of a low value or short–term leases upon the application of IFRS 16. In contrast, for finance leases where the Company is a lessee, the Company recognizes an asset and a related finance lease liability for the lease arrangement. The standard is effective for annual periods beginning on or after January 1, 2019, with earlier application being permitted if IFRS 15 has also been applied. The Company has not opted for early application.

The most significant impact is that the Company recognizes new assets and liabilities for its operating leases of offices and delivery and development centers.

The Company will apply the practical expedient to grandfather the definition of a lease on transition. This means that it applied IFRS 16 to all contracts entered into before January 1, 2019 and identified as leases under IAS 17 and IFRIC 4.

The lessee applies the election consistently to all of its leases.

The Company will apply IFRS 16 initially on January 1, 2019. The Company has elected the practical expedient to not restate comparative information, and will recognise the cumulative effect of initially applying the Standard as an adjustment to the opening balance of retained earnings at January 1, 2019. Based on a preliminary assessment, the Company expects to recognise a right-of-use asset of 46,865, the corresponding liability of 48,547 and an adjustment to retained earnings of 1,682 at January 1, 2019, related to lease arrangements other than short-term leases and leases of low-value assets.

•
On June 7, 2017, the IASB published IFRIC 23 "Uncertainty over Income Tax Treatments", which was developed by the IFRS Interpretations Committee to clarify the accounting for uncertainties in income taxes. The interpretation is to be applied to the determination of taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates, when there is uncertainty over income tax treatments under IAS 12. The interpretation specifically considers:

◦	Whether tax treatments should be considered collectively.

◦	Assumptions for taxation authorities' examinations.

◦	The determination of taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates.

◦	The effect of changes in facts and circumstances.

The interpretation is effective for annual periods beginning on or after January 1, 2019. Early adoption is permitted. The Company has not opted for early application. The application of this interpretation did not have a material impact on the Company's Financial Statements.

•
On September 11, 2014, the IASB issued amendments to IFRS 10 and IAS 28. These amendments clarify the treatment of the sale or contribution of assets from an investor to its associate or joint venture, as follows:

◦
require full recognition in the investor's financial statements of gains and losses arising on the sale or contribution of assets that constitute a business (as defined in IFRS 3 Business Combinations);

◦
require the partial recognition of gains and losses where the assets do not constitute a business, i.e. a gain or loss is recognised only to the extent of the unrelated investors' interests in that associate or joint venture.

These requirements apply regardless of the legal form of the transaction, e.g. whether the sale or contribution of assets occurs by an investor transferring shares in any subsidiary that holds the assets (resulting in loss of control of the subsidiary), or by the direct sale of the assets themselves. On December 17, 2015 the IASB issued an amendment that defers the effective date of the September 2014 amendments to these standards indefinitely until the research project on the equity method has been concluded. Earlier application of the September 2014 amendments continues to be permitted.

•
On October 12, 2017 the IASB published the amendment to IAS 28 "Long-term Interests in Associates and Joint Ventures". This amendment clarifies that an entity applies IFRS 9 Financial Instruments to long-term interests in an associate or joint venture that form part of the net investment in the associate or joint venture but to which the equity method is not applied.

The amendments are to be applied retrospectively but they provide transition requirements similar to those in IFRS 9 for entities that apply the amendments after they first apply IFRS 9. They also include relief from restating prior periods for entities electing, in accordance with IFRS 4 Insurance Contracts, to apply the temporary exemption from IFRS 9. Full retrospective application is permitted if that is possible without the use of hind sight.

The amendments are effective for periods beginning on or after 1 January 2019. Earlier application is permitted. The Company has not opted for early application. The application of this amendment did not have a material impact on the Company's Financial Statements.

•
On October 12, 2017 the IASB published the amendment to IFRS 9 "Prepayment Features with Negative Compensation". This amendment modifies the existing requirements in IFRS 9 regarding termination rights in order to allow measurement at amortised cost (or, depending on the business model, at fair value through other comprehensive income) even in the case of negative compensation payments. Under the amendments, the sign of the prepayment amount is not relevant, i. e. depending on the interest rate prevailing at the time of termination, a payment may also be made in favor of the contracting party effecting the early repayment. The calculation of this compensation payment must be the same for both the case of an early repayment penalty and the case of an early repayment gain.

The final amendments also contain (in the Basis for Conclusions) a clarification regarding the accounting for a modification or exchange of a financial liability measured at amortised cost that does not result in the derecognition of the financial liability. The IASB clarifies that an entity recognises any adjustment to the amortised cost of the financial liability arising from a modification or exchange in profit or loss at the date of the modification or exchange. A retrospective change of the accounting treatment may therefore become necessary if in the past the effective interest rate was adjusted and not the amortised cost amount.

The amendments are effective for periods beginning on or after January 1, 2019. Earlier application is permitted. The Company has not opted for early application.The application of this amendment did not have a material impact on the Company's Financial Statements.

•	On December 12, 2017, the IASB issued amendments to the following standards as result of the IASB's annual improvements 2015-2017 project:

◦	IFRS 3 (Business combinations): clarifies that when an entity obtains control of a business that is a joint operation, it remeasures previously held interests in that business.

◦	IFRS 11 (Joint arrangements): clarifies that when an entity obtains joint control of a business that is a joint operation, the entity does not remeasure previously held interests in that business.

◦	IAS 12 (Income tax): clarifies that all income tax consequences of dividends (i.e. distribution of profits) should be recognised in profit or loss, regardless of how the tax arises.

◦
IAS 23 (Borrowing costs): clarifies that if any specific borrowing remains outstanding after the related asset is ready for its intended use or sale, that borrowing becomes part of the funds that an entity borrows generally when calculating the capitalisation rate on general borrowings.

The management of the Company do not anticipate that the application of these amendments will have a material impact on the Group's consolidated financial statements. The amendments are all effective for annual periods beginning on or after January 1, 2019.

•	On February 7, 2018, the IASB published the following amendments to IAS 19 "Plan Amendment, Curtailment or Settlement":

◦
If a plan amendment, curtailment or settlement occurs, it is now mandatory that the current service cost and the net interest for the period after the remeasurement are determined using the assumptions used for the remeasurement.

◦	In addition, amendments have been included to clarify the effect of a plan amendment, curtailment or settlement on the requirements regarding the asset ceiling.

The amendments are effective for periods beginning on or after January 1, 2019. The Company has not opted for earlier application. The application of this amendment did not have a material impact on the Company's Financial Statements

•
On March 29, 2018, the IASB issued the Amendments to References to the Conceptual Framework in IFRS Standards. The document contains amendments to IFRS 2, IFRS 3, IFRS 6, IFRS 14, IAS 1, IAS 8, IAS 34, IAS 37, IAS 38, IFRIC 12, IFRIC 19, IFRIC 20, IFRIC 22, and SIC-32. Not all amendments, however update those pronouncements with regard to references to and quotes from the framework so that they refer to the revised Conceptual Framework. Some pronouncements are only updated to indicate which version of the framework they are referencing to (the IASC framework adopted by the IASB in 2001, the IASB framework of 2010, or the new revised framework of 2018) or to indicate that definitions in the standard have not been updated with the new definitions developed in the revised Conceptual Framework. The management of the Company does not anticipate that the application of these amendments will have a material impact on the Company's consolidated financial statements. The amendments are effective for annual periods beginning on or after January 1, 2020.

•
On October 22, 2018, the IASB has issued 'Definition of a Business (Amendments to IFRS 3)' aimed at resolving the difficulties that arise when an entity determines whether it has acquired a business or a group of assets.

The amendments in Definition of a Business (Amendments to IFRS 3) are changes to Appendix A Defined terms, the application guidance, and the illustrative examples of IFRS 3 only. They:

◦
clarify that to be considered a business, an acquired set of activities and assets must include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create outputs;

◦	narrow the definitions of a business and of outputs by focusing on goods and services provided to customers and by removing the reference to an ability to reduce costs;

◦	add guidance and illustrative examples to help entities assess whether a substantive process has been acquired;

◦	remove the assessment of whether market participants are capable of replacing any missing inputs or processes and continuing to produce outputs;

◦	and add an optional concentration test that permits a simplified assessment of whether an acquired set of activities and assets is not a business.

The management of the Company does not anticipate that the application of this amendment will have a material impact on the Company's consolidated financial statements. This amendment is effective for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after January 1, 2020 and to asset acquisitions that occur on or after the beginning of that period. Earlier application is permitted. The Company has not opted for early application.

•
On October 31, 2018, the IASB has issued 'Definition of Material (Amendments to IAS 1 and IAS 8)' to clarify the definition of ‘material’ and to align the definition used in the Conceptual Framework and the standards themselves.

The changes in Definition of Material (Amendments to IAS 1 and IAS 8) all relate to a revised definition of 'material' which is quoted as follows from the final amendments: "Information is material if omitting, misstating or obscuring it could reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements, which provide financial information about a specific reporting entity". Three new aspects of the new definition should especially be noted:

◦
Obscuring. The existing definition only focused on omitting or misstating information, however, the Board concluded that obscuring material information with information that can be omitted can have a similar effect. Although the term obscuring is new in the definition, it was already part of IAS 1 (IAS 1.30A).

◦
Could reasonably be expected to influence. The existing definition referred to 'could influence' which the Board felt might be understood as requiring too much information as almost anything ‘could’ influence the decisions of some users even if the possibility is remote.

◦
Primary users. The existing definition referred only to 'users' which again the Board feared might be understood too broadly as requiring to consider all possible users of financial statements when deciding what information to disclose.

The management of the Company does not anticipate that the application of these amendments will have a material impact on the Company's consolidated financial statements. These amendments are effective for annual reporting periods beginning on or after January 1, 2020. Earlier application is permitted. The Company has not opted for early application.

2.2 – Basis of consolidation

These consolidated financial statements include the consolidated financial position, results of operations and cash flows of the Company and its consolidated subsidiaries. Control is achieved where the company has the power over the investee; exposure, or rights, to variable returns from its involvement with the investee and the ability to use its power over the investee to affect the amount of the returns. All intercompany transactions and balances between the Company and its subsidiaries have been eliminated in the consolidation process.

Non-controlling interest in the equity of consolidated subsidiaries is identified separately from the Company's net liabilities therein. Non-controlling interest consists of the amount of that interest at the date of the original business combination and the non-controlling share of changes in equity since the date of the consolidation. Losses applicable to non-controlling shareholders in excess of the non-controlling interest in the subsidiary's equity are allocated against the interest of the Company, except to the extent that the non-controlling interest has a binding obligation and is able to make an additional investment to cover the losses.

Acquired companies are accounted for under the acquisition method whereby they are included in the consolidated financial statements from their acquisition date.

Detailed below are the subsidiaries of the Company whose financial statement line items have been included in these consolidated financial statements.

Company	Country	Main	Percentage ownership
	of	Activity	As of December 31,
	incorporation		2018	2017	2016
Sistemas UK Limited	United Kingdom	Customer referral services and software development support	100.00%	100.00%	100.00%
Globant LLC	United States of America	Customer referral services and software development support	100.00%	100.00%	100.00%
Sistemas Colombia S.A.S.	Colombia	Software development and consultancy	100.00%	100.00%	100.00%
Global Systems Outsourcing S.R.L. de C.V.	Mexico	Software development and consultancy	100.00%	100.00%	100.00%
Software Product Creation S.L.	Spain	Software development and consultancy	100.00%	100.00%	100.00%
Globant España S.A. (sociedad unipersonal)	Spain	Investing activities	100.00%	100.00%	100.00%
Sistemas Globales Uruguay S.A.	Uruguay	Software development and consultancy	100.00%	100.00%	100.00%
Sistemas Globales S.A.	Argentina	Software development and consultancy	100.00%	100.00%	100.00%
IAFH Global S.A.	Argentina	Software development and consultancy	100.00%	100.00%	100.00%
Sistemas Globales Chile Ases. Ltda.	Chile	Software development and consultancy	100.00%	100.00%	100.00%
Globers S.A.	Argentina	Travel organization services	100.00%	100.00%	100.00%
Globant Brasil Consultoria Ltda.	Brazil	Software development and consultancy	100.00%	100.00%	100.00%
Huddle Investment LLP (2)	United Kingdom	Investing activities	-	-	100.00%
Huddle Group S.A. (3)	Argentina	Software development and consultancy	-	100.00%	100.00%
Globant Peru S.A.C.	Peru	Software development and consultancy	100.00%	100.00%	100.00%
Globant India Private Limited	India	Software development and consultancy	100.00%	100.00%	100.00%
Dynaflows S.A. (4)	Argentina	Software development and consultancy	100.00%	66.73%	66.73%
We Are London Limited	United Kingdom	Service design consultancy	100.00%	100.00%	100.00%
L4 Mobile LLC (1)	United States of America	Software development and consultancy	-	100.00%	100.00%
Difier S.A.	Uruguay	Software development and consultancy	100.00%	100.00%	100.00%
Globant Bel LLC (5)	Belarus	Software development and consultancy	100.00%	-	-
Globant Canada Corp. (6)	Canada	Software development and consultancy	100.00%	100.00%	-
Globant France S.A.S. (7)	France	Software development and consultancy	100.00%	-	-
Small Footprint S.R.L. (8)	Romania	Software development and consultancy	100.00%	-	-
Globant Ventures S.A.S. (9)	Argentina	Holding and investment activities	100.00%	-	-

(1)	L4 Mobile LLC was acquired on November 14, 2016 (see note 24.6) and was merged into Globant, LLC on January 21, 2018.

(2)	Huddle Investment LLP was dissolved on June 30, 2017.

(3)	On December 31, 2017, Huddle Group S.A. was merged into Sistemas Globales S.A. (currently under registration).

(4)	On October 26, 2018, the sellers exercised the put option on the non-controlling interest of Dynaflows (see note 24.3).

(5)
Globant Bel LLC (previously known as PointSource LLC) was acquired on May 11, 2018. Globant Bel LLC's financial statements were included in the consolidated financial statements as of December 31, 2017, as explained in note 24.8.

(6)	Globant Canada Corp. was incorporated on March 27, 2017.

(7)	Globant France S.A.S. was incorporated on October 1, 2018.

(8)	Small Footprint S.R.L. was acquired on October 15, 2018 (note 24.9).

(9)	Globant Ventures S.A.S. was incorporated on November 20, 2018 (currently under registration).